As filed with the Securities and Exchange Commission on December 9, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

LKCM Small Cap Equity Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 91.4%
Aerospace & Defense - 0.9%
Hexcel Corporation (a)		368,400	$5,043,396

Air Freight & Logistics - 2.0%
Forward Air Corporation		215,850	5,877,595
Pacer International, Inc.		333,050	5,485,334
			11,362,929
Auto Components - 0.9%
LKQ Corporation (a)		315,600	5,355,732

Capital Markets - 3.0%
FCStone Group Inc. (a)		205,600	3,698,744
Investment Technology Group, Inc. (a)		155,750	4,739,473
Lazard Ltd - Class A (b)		199,850	8,545,586
			16,983,803
Chemicals - 3.7%
Cabot Corporation		204,350	6,494,243
Calgon Carbon Corporation (a)		376,700	7,669,612
Hercules Incorporated		355,950	7,044,250
			21,208,105
Commercial Banks - 4.0%
Glacier Bancorp, Inc.		241,230	5,975,267
PrivateBancorp, Inc.		210,800	8,781,928
Prosperity Bancshares, Inc.		234,200	7,960,458
			22,717,653
Commercial Services & Supplies - 4.8%
Coinstar, Inc. (a)		211,900	6,780,800
The Geo Group Inc. (a)		269,100	5,438,511
Premiere Global Services, Inc. (a)		513,800	7,224,028
Waste Connections, Inc. (a)		238,550	8,182,265
			27,625,604
Computers & Peripherals - 0.8%
Brocade Communications Systems, Inc. (a)		835,350	4,861,737

Consumer Finance - 1.8%
Cash America International, Inc.		173,800	6,263,752
First Cash Financial Services, Inc. (a)		258,701	3,880,515
			10,144,267
Containers & Packaging - 1.4%
Silgan Holdings Inc.		162,700	8,312,343

Distributors - 1.9%
The Andersons, Inc.		128,850	4,538,097
WESCO International, Inc. (a)		194,850	6,270,273
			10,808,370
Diversified Consumer Services - 1.9%
Capella Education Company (a)		111,700	4,787,462
K12 Inc. (a)		240,190	6,365,035
			11,152,497
Diversified Manufacturing - 0.9%
Raven Industries, Inc.		138,100	5,434,235

Electric Utilities - 1.2%
Otter Tail Corporation		221,200	6,797,476

Electrical Equipment - 1.1%
Baldor Electric Company		212,950	6,135,089

Electronic Equipment & Instruments - 5.5%
Axsys Technologies, Inc. (a)		126,992	7,484,908
IPG Photonics Corporation (a)		242,750	4,736,052
MTS Systems Corporation		190,350	8,013,735
National Instruments Corporation		222,550	6,687,628
Rofin-Sinar Technologies, Inc. (a)		154,500	4,729,245
			31,651,568
Energy Equipment & Services - 3.2%
Core Laboratories N.V. (b)		55,350	5,608,062
Dril-Quip, Inc. (a)		105,800	4,590,662
Superior Well Services, Inc. (a)		202,750	5,131,603
Willbros Group, Inc. (a) (b)		124,200	3,291,300
			18,621,627
Food Products - 2.0%
Chiquita Brands International, Inc. (a)		399,900	6,322,419
Darling International Inc. (a)		464,650	5,162,261
			11,484,680
Health Care Equipment & Supplies - 5.2%
Conceptus Inc. (a)		425,150	7,048,987
Haemonetics Corporation (a)		133,350	8,230,362
Meridian Bioscience, Inc.		109,875	3,190,770
RTI Biologics, Inc. (a)		336,300	3,144,405
Wright Medical Group, Inc. (a)		270,700	8,240,108
			29,854,632
Health Care Providers & Services - 4.9%
inVentiv Health Inc. (a)		271,700	4,798,222
MWI Veterinary Supply, Inc. (a)		200,000	7,858,000
PAREXEL International Corporation (a)		262,200	7,514,652
PSS World Medical, Inc. (a)		414,300	8,078,850
			28,249,724
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corporation		411,300	3,849,768
Sonic Corp. (a)		413,750	6,028,338
			9,878,106
Household Durables - 2.5%
Jarden Corporation (a)		297,900	6,985,755
Tempur-Pedic International Inc.		606,100	7,127,736
			14,113,491
Insurance - 1.3%
Argo Group International Holdings, Ltd. (a) (b)		210,401	7,753,277

IT Services - 2.3%
ManTech International Corporation - Class A (a)		103,250	6,121,693
SRA International, Inc. - Class A (a)		319,100	7,221,233
			13,342,926
Machinery - 5.2%
CIRCOR International, Inc.		169,350	7,354,870
CLARCOR Inc.		183,050	6,946,747
Franklin Electric Co., Inc.		188,250	8,386,538
Kaydon Corporation		158,700	7,151,022
			29,839,177
Marine - 1.4%
Excel Maritime Carriers Ltd. - Class A (b)		169,803	2,560,629
Kirby Corporation (a)		139,150	5,279,351
			7,839,980
Multiline Retail - 0.7%
Conn's, Inc. (a)		199,750	3,737,323

Oil & Gas Drilling - 1.1%
Atwood Oceanics, Inc. (a)		170,600	6,209,840

Oil & Gas Exploration & Production Companies - 2.9%
Carrizo Oil & Gas, Inc. (a)		142,392	5,164,558
EXCO Resources, Inc. (a)		251,800	4,109,376
PetroQuest Energy, Inc. (a)		462,400	7,097,840
			16,371,774
Real Estate Investment Trusts - 2.5%
LaSalle Hotel Properties		243,200	5,671,424
Potlatch Corporation		189,897	8,809,322
			14,480,746
Road & Rail - 2.1%
Con-way Inc.		126,450	5,577,709
Landstar System, Inc.		141,350	6,227,881
			11,805,590
Semiconductor & Semiconductor Equipment - 0.8%
FormFactor Inc. (a)		260,200	4,532,684

Software - 6.9%
Blackboard Inc. (a)		178,767	7,202,522
F5 Networks, Inc. (a)		195,000	4,559,100
i2 Technologies, Inc. (a)		303,250	4,090,842
Lawson Software, Inc. (a)		745,500	5,218,500
Nuance Communications, Inc. (a)		414,350	5,050,927
TIBCO Software Inc. (a)		801,897	5,869,886
Wind River Systems, Inc. (a)		785,950	7,859,500
			39,851,277
Specialty Retail - 6.2%
Barnes & Noble, Inc.		186,400	4,861,312
Foot Locker, Inc.		528,350	8,538,136
Jos. A. Bank Clothiers, Inc. (a)		203,393	6,834,005
Rent-A-Center, Inc. (a)		328,950	7,329,006
Tractor Supply Company (a)		101,538	4,269,673
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		286,950	3,810,696
			35,642,828
Textiles, Apparel & Luxury Goods - 2.0%
Phillips-Van Heusen Corporation		189,400	7,180,154
Under Armour, Inc. - Class A (a)		140,850	4,473,396
			11,653,550
Wireless Telecommunication Services - 0.7%
SBA Communications Corporation - Class A (a)		161,792	4,185,559

TOTAL COMMON STOCKS (Cost $534,546,778)			525,043,595

SHORT-TERM INVESTMENTS - 8.8%
Money Market Funds - 8.8%
The AIM STIT - Treasury Portfolio - Institutional Shares		15,765,473	15,765,473
Dreyfus Government Cash Management Fund - Institutional Shares		16,600,748	16,600,748
Federated Government Obligations Fund - Institutional Shares		14,336,857	14,336,857
Federated Treasury Obligations Fund - Institutional Shares		3,957,212	3,957,212

TOTAL SHORT-TERM INVESTMENTS (Cost $50,660,290)			50,660,290

Total Investments (Cost $585,207,068) - 100.2%			575,703,885
Liabilities in Excess of Other Assets - (0.2)%			(1,166,129)
TOTAL NET ASSETS - 100.0%			$574,537,756

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$585,207,068
Gross unrealized appreciation	$39,598,099
Gross unrealized depreciation	(49,101,282)
Net unrealized depreciation	($9,503,183)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 575,703,885	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 575,703,885	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Equity Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 6.6%
Honeywell International Inc.		16,000	$664,800
Raytheon Company		18,000	963,180
Rockwell Collins, Inc.		18,000	865,620
United Technologies Corporation		10,000	600,600
			3,094,200
Auto Components - 0.8%
LKQ Corporation (a)		22,400	380,128

Beverages - 6.4%
The Coca-Cola Company		14,000	740,320
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		15,000	572,100
Molson Coors Brewing Company - Class B		16,000	748,000
PepsiCo, Inc.		13,000	926,510
			2,986,930
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)		8,500	387,430

Chemicals - 4.1%
Air Products and Chemicals, Inc.		9,000	616,410
E. I. du Pont de Nemours & Company		20,000	806,000
FMC Corporation		9,600	493,344
			1,915,754
Commercial Banks - 12.3%
Bank of America Corporation		40,000	1,400,000
Cullen/Frost Bankers, Inc.		38,000	2,280,000
Wells Fargo & Company		55,000	2,064,150
			5,744,150
Commercial Services & Supplies - 2.2%
SAIC, Inc. (a)		16,000	323,680
Waste Management, Inc.		22,000	692,780
			1,016,460
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)		34,000	767,040
Motorola, Inc.		26,100	186,354
Nortel Networks Corporation (a) (b)		5	11
			953,405
Computers & Peripherals - 4.6%
Brocade Communications Systems, Inc. (a)		52,000	302,640
EMC Corporation (a)		55,000	657,800
International Business Machines Corporation		10,000	1,169,600
			2,130,040
Construction & Engineering - 0.7%
Chicago Bridge & Iron Company N.V. - NY Shares (b)		18,000	346,320

Diversified Financial Services - 2.6%
JPMorgan Chase & Co.		26,000	1,214,200

Diversified Telecommunication Services - 1.2%
AT&T Inc.		20,000	558,400

Electrical Equipment - 0.9%
Emerson Electric Co.		10,000	407,900

Electronic Equipment & Instruments - 1.2%
Itron, Inc. (a)		2,700	239,031
National Instruments Corporation		11,000	330,550
			569,581
Energy Equipment & Services - 1.1%
Noble Corporation (b)		11,400	500,460

Food & Staples Retailing - 2.0%
CVS Caremark Corporation		16,000	538,560
Walgreen Company		12,700	393,192
			931,752
Health Care Equipment & Supplies - 7.6%
Alcon, Inc. (b)		4,800	775,248
DENTSPLY International Inc.		17,000	638,180
Haemonetics Corporation (a)		10,000	617,200
ResMed Inc. (a)		10,000	430,000
Thermo Fisher Scientific, Inc. (a)		20,000	1,100,000
			3,560,628
Household Durables - 1.3%
Jarden Corporation (a)		25,000	586,250

Household Products - 3.5%
Kimberly-Clark Corporation		11,500	745,660
The Procter & Gamble Company		13,000	905,970
			1,651,630
Industrial Conglomerates - 1.3%
General Electric Company		24,000	612,000

Internet & Catalog Retail - 0.9%
Liberty Media Corp - Series A (a)		17,400	434,478

IT Services - 1.2%
Accenture Ltd.- Class A (b)		15,000	570,000

Machinery - 0.8%
Danaher Corporation		5,000	347,000

Marine - 1.0%
Kirby Corporation (a)		12,000	455,280

Media - 0.9%
Grupo Televisa S.A. - ADR (b)		18,000	393,660

Metals & Mining - 0.9%
Newmont Mining Corporation		10,700	414,732

Oil & Gas Exploration & Production Companies - 7.6%
Devon Energy Corporation		4,000	364,800
El Paso Corporation		40,000	510,400
EOG Resources, Inc.		7,000	626,220
Exxon Mobil Corporation		10,000	776,600
Noble Energy, Inc.		10,000	555,900
XTO Energy, Inc.		15,000	697,800
			3,531,720
Pharmaceuticals - 3.8%
Abbott Laboratories		18,000	1,036,440
Schering-Plough Corporation		40,000	738,800
			1,775,240
Road & Rail - 2.3%
Burlington Northern Santa Fe Corporation		7,300	674,739
Kansas City Southern (a)		9,200	408,112
			1,082,851
Semiconductor & Semiconductor Equipment - 1.8%
Intel Corporation		22,000	412,060
Texas Instruments, Incorporated		20,000	430,000
			842,060
Software - 6.2%
Autodesk, Inc. (a)		11,800	395,890
Citrix Systems, Inc. (a)		25,000	631,500
Microsoft Corporation		20,000	533,800
Nuance Communications, Inc. (a)		25,000	304,750
Oracle Corporation (a)		50,000	1,015,500
			2,881,440
Specialty Retail - 5.6%
Barnes & Noble, Inc.		10,500	273,840
PETsMART, Inc.		39,500	976,045
Tiffany & Co.		18,000	639,360
Tractor Supply Company (a)		17,000	714,850
			2,604,095

TOTAL COMMON STOCKS (Cost $37,361,011)			44,880,174

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
Dreyfus Government Cash Management Fund - Institutional Shares		475,483	475,483
Federated Government Obligations Fund - Institutional Shares		1,287,587	1,287,587

TOTAL SHORT-TERM INVESTMENTS (Cost $1,763,070)			1,763,070

Total Investments (Cost $39,124,081) - 100.1%			46,643,244
Liabilities in Excess of Other Assets - (0.1)%			(35,977)
TOTAL NET ASSETS - 100.0%			$46,607,267

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$39,124,081
Gross unrealized appreciation	$9,172,657
Gross unrealized depreciation	(1,653,494)
Net unrealized appreciation	$7,519,163

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 46,643,244	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 46,643,244	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Balanced Fund
Schedule of Investments
September 30, 2008 (Unaudited)		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 66.0%
Aerospace & Defense - 4.3%
General Dynamics Corporation		1,400	$103,068
Raytheon Company		2,432	130,136
Rockwell Collins, Inc.		2,900	139,461
United Technologies Corporation		2,000	120,120
			492,785
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B		1,600	100,624

Asset Management - 1.1%
Bank of New York Mellon Corporation		4,070	132,601

Beverages - 2.8%
The Coca-Cola Company		2,900	153,352
PepsiCo, Inc.		2,400	171,048
			324,400
Biotechnology - 1.0%
Gilead Sciences, Inc. (a)		2,500	113,950

Chemicals - 2.4%
Air Products and Chemicals, Inc.		1,300	89,037
Celanese Corporation - Series A		3,500	97,685
E.I. du Pont de Nemours & Company		2,300	92,690
			279,412
Commercial Banks - 3.9%
Bank of America Corporation		4,200	147,000
Cullen/Frost Bankers, Inc.		2,600	156,000
Wells Fargo & Company		4,000	150,120
			453,120
Commercial Services & Supplies - 1.2%
ITT Educational Services, Inc. (a)		1,700	137,547

Communications Equipment - 2.0%
Cisco Systems, Inc. (a)		5,100	115,056
Harris Corporation		2,600	120,120
			235,176
Computers & Peripherals - 2.1%
EMC Corporation (a)		7,600	90,896
International Business Machines Corporation		1,300	152,048
			242,944
Consumer Finance - 0.9%
American Express Company		2,800	99,204

Diversified Financial Services - 1.4%
JPMorgan Chase & Co.		3,500	163,450

Diversified Telecommunication Services - 2.2%
AT&T Inc.		4,500	125,640
Verizon Communications Inc.		4,200	134,778
			260,418
Electrical Equipment - 1.9%
Baldor Electric Company		3,000	86,430
Emerson Electric Co.		3,300	134,607
			221,037
Energy Equipment & Services - 1.8%
Noble Corporation (b)		2,000	87,800
Schlumberger Ltd. (b)		1,500	117,135
			204,935
Food & Staples Retailing - 2.9%
CVS Caremark Corporation		3,300	111,078
Walgreen Company		4,300	133,128
Wal-Mart Stores, Inc.		1,600	95,824
			340,030
Health Care Equipment & Supplies - 6.8%
Alcon, Inc. (b)		800	129,208
DENTSPLY International Inc.		3,100	116,374
Haemonetics Corporation (a)		1,900	117,268
Medtronic, Inc.		2,600	130,260
ResMed Inc. (a)		3,300	141,900
Thermo Fisher Scientific, Inc. (a)		2,700	148,500
			783,510
Household Products - 3.9%
Colgate-Palmolive Company		2,000	150,700
Kimberly-Clark Corporation		2,000	129,680
The Procter & Gamble Company		2,400	167,256
			447,636
Industrial Conglomerates - 1.0%
General Electric Company		4,580	116,790

Insurance - 1.2%
Prudential Financial, Inc.		1,881	135,432

IT Services - 1.6%
Accenture Ltd. - Class A (b)		2,500	95,000
Automatic Data Processing, Inc.		2,200	94,050
			189,050
Machinery - 0.8%
Danaher Corporation		1,400	97,160

Media - 0.8%
The Walt Disney Company		3,000	92,070

Multiline Retail - 1.1%
Kohl's Corporation (a)		2,800	129,024

Multi-Utilities & Unregulated Power - 1.1%
National Fuel Gas Company		3,000	126,540

Oil & Gas Exploration & Production Companies - 5.2%
Cabot Oil & Gas Corporation		3,600	130,104
Chevron Corporation		1,395	115,059
EOG Resources, Inc.		1,000	89,460
Exxon Mobil Corporation		1,900	147,554
XTO Energy, Inc.		2,582	120,115
			602,292
Pharmaceuticals - 4.3%
Abbott Laboratories		2,800	161,224
Pfizer Inc.		5,000	92,200
Schering-Plough Corporation		5,700	105,279
Teva Pharmaceutical Industries Ltd. - ADR (b)		3,000	137,370
			496,073
Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation		1,500	138,645

Software - 2.1%
Citrix Systems, Inc. (a)		3,600	90,936
Microsoft Corporation		2,400	64,056
Nuance Communications, Inc. (a)		7,400	90,206
			245,198
Specialty Retail - 2.1%
The Home Depot, Inc.		5,500	142,395
PETsMART, Inc.		4,300	106,253
			248,648

TOTAL COMMON STOCKS (Cost $6,744,650)			7,649,701

CORPORATE BONDS - 27.5%
Aerospace & Defense - 0.9%
General Dynamics Corporation
4.50%, 08/15/2010		$100,000	101,531

Beverages - 2.2%
Anheuser-Busch Companies, Inc.
5.75%, 04/01/2010		57,000	57,198
The Coca-Cola Company
5.35%, 11/15/2017		100,000	99,035
PepsiCo, Inc.
4.65%, 02/15/2013		100,000	101,594
			257,827
Building Products - 0.7%
Masco Corporation
5.75%, 10/15/2008		75,000	74,987

Chemicals - 1.7%
E.I. du Pont de Nemours & Company:
6.875%, 10/15/2009		100,000	102,603
5.00%, 01/15/2013		100,000	98,912
			201,515
Commercial Banks - 0.7%
Bancwest Corp.
8.30%, 01/15/2011		75,000	81,796

Commercial Services & Supplies - 0.9%
Waste Management, Inc.
7.375%, 08/01/2010		100,000	103,597

Communications Equipment - 1.5%
Cisco Systems, Inc.
5.25%, 02/22/2011		75,000	76,605
Motorola, Inc.
7.625%, 11/15/2010		100,000	101,083
			177,688
Computers & Peripherals - 1.3%
Hewlett-Packard Company
4.50%, 03/01/2013		100,000	96,182
International Business Machines Corporation
4.375%, 06/01/2009		50,000	50,218
			146,400
Diversified Financial Services - 0.8%
Citigroup Inc.
4.25%, 07/29/2009		100,000	96,218

Diversified Telecommunication Services - 3.0%
AT&T Inc.:
5.875%, 02/01/2012		75,000	75,047
5.10%, 09/15/2014		125,000	117,059
BellSouth Corporation
6.00%, 10/15/2011		150,000	150,403
			342,509
Electric Utilities - 0.9%
Southern Company
5.30%, 01/15/2012		100,000	100,437

Electrical Equipment - 0.9%
Emerson Electric Co.
5.85%, 03/15/2009		100,000	100,596

Food & Staples Retailing - 1.8%
Costco Wholesale Corporation
5.30%, 03/15/2012		100,000	102,387
Wal-Mart Stores, Inc.
4.55%, 05/01/2013		100,000	99,898
			202,285
Food Products - 0.4%
McCormick & Company, Incorporated
5.25%, 09/01/2013		50,000	50,536

Industrial Conglomerates - 0.8%
General Electric Company
5.00%, 02/01/2013		100,000	92,189

Insurance - 0.8%
Berkshire Hathaway Inc.
4.85%, 01/15/2015		100,000	97,579

Investment Bank & Brokerage - 1.7%
The Goldman Sachs Group, Inc.:
5.25%, 04/01/2013		100,000	83,613
5.50%, 11/15/2014		35,000	29,530
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014		100,000	86,468
			199,611
Multiline Retail - 0.4%
J.C. Penney Company, Inc.
7.65%, 08/15/2016		50,000	48,283

Multi-Utilities & Unregulated Power - 0.5%
Duke Energy Corp.
6.25%, 01/15/2012		50,000	51,514

Oil & Gas Exploration & Production Companies - 3.2%
Apache Corporation
5.625%, 01/15/2017		75,000	70,587
Burlington Resources Finance Company (b)
6.68%, 02/15/2011		100,000	104,168
ConocoPhillips
5.50%, 04/15/2013		100,000	100,975
EOG Resources, Inc.
6.125%, 10/01/2013		100,000	100,314
			376,044
Pharmaceuticals - 0.4%
Abbott Laboratories
5.15%, 11/30/2012		50,000	50,621

Restaurants - 0.7%
McDonald's Corporation
6.00%, 04/15/2011		75,000	78,135

Software - 1.3%
Oracle Corporation
5.00%, 01/15/2011		150,000	153,648

TOTAL CORPORATE BONDS (Cost $3,280,741)			3,185,546

U.S. GOVERNMENT & AGENCY ISSUES - 5.3%
Fannie Mae - 0.9%
5.00%, 02/16/2012		100,000	104,417

Federal Home Loan Bank - 2.7%
5.00%, 09/18/2009		100,000	101,628
5.00%, 10/16/2009
Callable 10/16/2008		110,000	110,087
5.66%, 10/30/2013
Callable 10/30/2008		100,000	100,235
			311,950

Freddie Mac - 1.7%
5.60%, 10/17/2013
Callable 10/17/2008		100,000	100,131
5.45%, 11/21/2013
Callable 11/21/2008		100,000	100,349
			200,480

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $607,439)			616,847

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
Federated Government Obligations Fund - Institutional Shares		199,197	199,197

TOTAL SHORT-TERM INVESTMENTS (Cost $199,197)			199,197

Total Investments (Cost $10,832,027) - 100.5%			11,651,291
Liabilities in Excess of Other Assets - (0.5)%			(52,316)
TOTAL NET ASSETS - 100.0%			$11,598,975

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$10,832,027
Gross unrealized appreciation	$1,493,443
Gross unrealized depreciation	(674,179)
Net unrealized appreciation	$819,264

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 7,848,898	$ —
Level 2 - Other significant observable inputs	3,802,393	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 11,651,291	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Fixed Income Fund
Schedule of Investments
September 30, 2008 (Unaudited)		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 77.7%
Aerospace & Defense - 5.8%
General Dynamics Corporation:
4.50%, 08/15/2010		$1,825,000	$1,852,932
4.25%, 05/15/2013		250,000	248,902
5.375%, 08/15/2015		1,375,000	1,376,825
Lockheed Martin Corporation:
8.20%, 12/01/2009		820,000	850,862
7.65%, 05/01/2016		1,250,000	1,397,519
Rockwell Collins, Inc.
4.75%, 12/01/2013		430,000	409,429
United Technologies Corporation:
7.125%, 11/15/2010		250,000	271,510
6.10%, 05/15/2012		700,000	725,089
			7,133,068
Asset Management - 0.7%
Mellon Funding Corporation
6.40%, 05/14/2011		892,000	884,741

Beverages - 2.9%
The Coca-Cola Company:
5.75%, 03/15/2011		1,000,000	1,047,804
5.35%, 11/15/2017		1,500,000	1,485,526
PepsiCo, Inc.
4.65%, 02/15/2013		1,035,000	1,051,499
			3,584,829
Chemicals - 2.8%
E.I. du Pont de Nemours & Company
4.125%, 04/30/2010		750,000	747,854
The Lubrizol Corporation
5.50%, 10/01/2014		1,579,000	1,533,143
Praxair, Inc.:
6.375%, 04/01/2012		925,000	962,735
5.25%, 11/15/2014		200,000	195,760
			3,439,492
Commercial Banks - 0.8%
Bank of America Corporation
5.375%, 06/15/2014		1,025,000	948,829

Commercial Services & Supplies - 2.9%
Allied Waste Industries, Inc.
5.75%, 02/15/2011		1,000,000	962,500
International Lease Finance Corporation
6.375%, 03/15/2009		700,000	645,608
Pitney Bowes Inc.:
4.625%, 10/01/2012		500,000	500,902
3.875%, 06/15/2013		400,000	382,546
Waste Management, Inc.
7.375%, 08/01/2010		1,049,000	1,086,732
			3,578,288
Communications Equipment - 3.4%
Cisco Systems, Inc.:
5.25%, 02/22/2011		1,650,000	1,685,313
5.50%, 02/22/2016		1,000,000	962,355
Motorola, Inc.
7.625%, 11/15/2010		1,500,000	1,516,245
			4,163,913
Computers & Peripherals - 3.4%
Hewlett-Packard Company:
6.50%, 07/01/2012		700,000	736,585
4.50%, 03/01/2013		1,125,000	1,082,051
International Business Machines Corporation:
4.95%, 03/22/2011		875,000	898,033
5.70%, 09/14/2017		1,500,000	1,455,520
			4,172,189
Consumer Finance - 0.7%
Western Union Company
5.93%, 10/01/2016		1,000,000	900,465

Containers & Packaging - 1.2%
Packaging Corp. of America
5.75%, 08/01/2013		1,500,000	1,490,835

Diversified Financial Services - 2.3%
Citigroup Inc.
5.125%, 05/05/2014		1,000,000	822,750
First Chicago Corporation
6.375%, 01/30/2009		1,000,000	1,006,448
Textron Financial Corporation
6.00%, 11/20/2009		1,000,000	1,012,180
			2,841,378
Diversified Manufacturing - 1.0%
Honeywell International Inc.
4.25%, 03/01/2013		1,300,000	1,264,033

Diversified Telecommunication Services - 5.0%
AT&T Inc.:
5.30%, 11/15/2010		125,000	126,969
6.25%, 03/15/2011		200,000	202,242
5.10%, 09/15/2014		1,750,000	1,638,822
BellSouth Corporation
6.00%, 10/15/2011		1,000,000	1,002,690
Verizon Communications Inc.:
5.25%, 04/15/2013		950,000	916,560
5.55%, 02/15/2016		1,000,000	922,960
Verizon Global Funding Corp.
7.375%, 09/01/2012		1,250,000	1,291,438
			6,101,681
Electric Utilities - 0.8%
Southern Power Co
4.875%, 07/15/2015		1,050,000	954,806

Electrical Equipment - 1.5%
Emerson Electric Co.:
5.00%, 10/15/2008		850,000	849,989
5.85%, 03/15/2009		1,025,000	1,031,108
			1,881,097
Energy Equipment & Services - 1.6%
Baker Hughes Incorporated
6.00%, 02/15/2009		457,000	459,882
Weatherford International, Inc.
6.35%, 06/15/2017		1,550,000	1,436,898
			1,896,780
Food & Staples Retailing - 4.3%
Costco Wholesale Corporation
5.30%, 03/15/2012		1,400,000	1,433,427
Sysco Corporation
4.20, 02/12/2013		1,175,000	1,165,487
Walgreen Company
4.875%, 08/01/2013		1,650,000	1,651,247
Wal-Mart Stores, Inc.
4.55%, 05/01/2013		1,000,000	998,976
			5,249,137
Food Products - 2.0%
The Hershey Company
4.85%, 08/15/2015		1,000,000	979,919
McCormick & Company, Incorporated
5.25%, 09/01/2013		1,450,000	1,465,541
			2,445,460
Household Products - 1.6%
Kimberly-Clark Corporation
5.625%, 02/15/2012		1,000,000	1,021,935
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014		775,000	942,737
			1,964,672
Industrial Conglomerates - 2.8%
3M Co.
4.375%, 08/15/2013		1,600,000	1,618,474
General Electric Company
5.00%, 02/01/2013		1,600,000	1,475,026
Textron Inc.
6.375%, 11/15/2008		400,000	400,614
			3,494,114
Insurance - 1.0%
Berkshire Hathaway Inc.
4.85%, 01/15/2015		1,225,000	1,195,345

Investment Bank & Brokerage - 0.7%
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015		1,000,000	826,509

Machinery - 0.8%
Dover Corporation
6.50%, 02/15/2011		925,000	976,184

Media - 1.4%
The Walt Disney Company:
4.70%, 12/01/2012		225,000	224,105
5.625%, 09/15/2016		1,500,000	1,485,220
			1,709,325
Metals & Mining - 1.1%
Alcoa Inc.
6.00%, 01/15/2012		1,310,000	1,317,259

Multiline Retail - 1.5%
J.C. Penney Co., Inc.:
8.00%, 03/01/2010		950,000	969,369
7.65%, 08/15/2016		600,000	579,392
Target Corporation
6.35%, 01/15/2011		300,000	309,430
			1,858,191
Multi-Utilities & Unregulated Power - 0.9%
Duke Energy Corp.
6.25%, 01/15/2012		1,000,000	1,030,280

Oil & Gas Drilling - 1.3%
Transocean Inc. (a)
6.625%, 04/15/2011		1,500,000	1,559,733

Oil & Gas Exploration & Production Companies - 10.6%
Amerada Hess Corporation:
7.375%, 10/01/2009		300,000	304,135
6.65%, 08/15/2011		1,550,000	1,550,973
Apache Corporation
6.25%, 04/15/2012		1,593,000	1,648,424
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		985,000	1,026,054
Conoco Funding Company (a)
6.35%, 10/15/2011		500,000	518,167
ConocoPhillips
4.75%, 10/15/2012		875,000	861,290
Devon Financing Corp. ULC
6.875%, 09/30/2011		1,000,000	1,043,763
EOG Resources, Inc.
6.125%, 10/01/2013		1,500,000	1,504,710
Kerr-McGee Corporation
6.875%, 09/15/2011		1,000,000	1,027,081
Marathon Oil Corporation
5.90%, 03/15/2018		1,000,000	889,587
Noble Energy, Inc.
5.25%, 04/15/2014		1,500,000	1,434,924
XTO Energy, Inc.
6.25%, 04/15/2013		1,150,000	1,151,984
			12,961,092
Pharmaceuticals - 2.1%
Abbott Laboratories:
5.60%, 05/15/2011		500,000	517,076
5.15%, 11/30/2012		675,000	683,386
Teva Pharmaceutical Industries Ltd.
5.55%, 02/01/2016		1,515,000	1,410,267
			2,610,729
Restaurants - 1.7%
McDonald's Corporation:
6.00%, 04/15/2011		1,000,000	1,041,795
5.35%, 03/01/2018		1,000,000	969,418
			2,011,213
Road & Rail - 3.0%
Burlington Northern Santa Fe Corporation
6.75%, 07/15/2011		1,850,000	1,932,351
Norfolk Southern Corporation
5.257%, 09/17/2014		750,000	751,603
Union Pacific Corporation
6.125%, 01/15/2012		1,000,000	1,018,842
			3,702,796
Software - 1.7%
Oracle Corporation:
5.00%, 01/15/2011		1,000,000	1,024,319
5.25%, 01/15/2016		1,150,000	1,084,298
			2,108,617
Specialty Retail - 2.4%
The Home Depot, Inc.
4.625%, 08/15/2010		1,175,000	1,150,984
Lowe's Companies, Inc.:
8.25%, 06/01/2010		1,225,000	1,301,298
5.00%, 10/15/2015		525,000	505,534
			2,957,816

TOTAL CORPORATE BONDS (Cost $97,771,335)			95,214,896

PREFERRED STOCKS - 0.4%
Investment Bank & Brokerage - 0.4%
The Goldman Sachs Group, Inc.
Callable 04/25/2010		40,000	502,400

TOTAL PREFERRED STOCKS (Cost $1,000,000)			502,400

U.S. GOVERNMENT & AGENCY ISSUES - 20.1%
Fannie Mae - 2.3%
5.30%, 05/07/2012
Callable 11/07/2008		300,000	300,533
5.00%, 03/15/2016		1,000,000	1,030,560
5.00%, 02/13/2017		1,500,000	1,535,851
			2,866,944

Federal Home Loan Bank - 3.7%
5.66%, 10/30/2013
Callable 10/30/2008		1,000,000	1,002,351
5.25%, 06/18/2014		500,000	521,363
5.50%, 08/13/2014		1,000,000	1,054,278
4.75%, 12/16/2016		1,000,000	999,097
4.875%, 05/17/2017		1,000,000	1,004,035
			4,581,124

Freddie Mac - 5.4%
5.60%, 10/17/2013
Callable 10/17/2008		1,000,000	1,001,313
5.45%, 11/21/2013
Callable 11/21/2008		1,500,000	1,505,226
5.375%, 01/09/2014
Callable 01/09/2009		2,000,000	2,011,746
5.55%, 10/04/2016
Callable 10/04/2011		1,500,000	1,546,054
5.125%, 11/17/2017		500,000	516,192
			6,580,531

U.S. Treasury Inflation Indexed Bond - 1.5%
2.375%, 04/15/2011		498,692	504,536
3.375%, 01/15/2012		1,238,790	1,299,666
			1,804,202
U.S. Treasury Notes - 7.2%
4.25%, 09/30/2012		1,000,000	1,059,688
4.25%, 11/15/2013		1,000,000	1,063,594
4.25%, 11/15/2014		1,625,000	1,729,991
4.25%, 08/15/2015		1,615,000	1,707,737
4.50%, 02/15/2016		500,000	533,125
5.125%, 05/15/2016		1,500,000	1,651,173
4.25%, 11/15/2017		1,000,000	1,036,719
			8,782,027

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $23,982,847)			24,614,828

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
Federated Government Obligations Fund - Institutional Shares		696,168	696,168

TOTAL SHORT-TERM INVESTMENTS (Cost $696,168)			696,168

Total Investments (Cost $123,450,350) - 98.8%			121,028,292
Other Assets in Excess of Liabilities - 1.2%			1,420,084
TOTAL NET ASSETS - 100.0%			$122,448,376

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$123,450,350
Gross unrealized appreciation	$988,626
Gross unrealized depreciation	(3,410,684)
Net unrealized depreciation	($2,422,058)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 1,198,568	$ —
Level 2 - Other significant observable inputs	119,829,724	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 121,028,292	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM International Fund
Schedule of Investments
September 30, 2008 (Unaudited)
	Shares or
	Principal
	Amount	Value (US$)
COMMON STOCKS - 90.7%
AUSTRALISA - 4.1%
Airlines - 0.2%
Qantas Airways Limited	67,594	$172,324

Biotechnology - 0.3%
CSL Limited	6,921	209,671

Commercial Banks - 1.1%
Australia and New Zealand Banking Group Limited	28,639	442,451
Suncorp-Metway Limited	9,616	73,090
Westpac Banking Corporation	18,939	335,686
		851,227
Diversified Operations - 0.3%
BHP Billiton Limited	9,244	239,148

Diversified Telecommunication Services - 0.3%
Telstra Corporation Limited	74,859	251,150

Insurance - 0.3%
AMP Limited	39,193	222,859

Media - 0.2%
Fairfax Media Limited	85,306	182,782

Metals & Mining - 0.6%
Energy Resources of Australia Limited	2,423	32,965
Paladin Energy Limited (a)	15,486	47,860
Rio Tinto Limited	5,455	367,570
		448,395
Multiline Retail - 0.2%
Harvey Norman Holdings Limited	72,286	182,073

Oil & Gas Exploration & Production Companies - 0.3%
Oil Search Limited	41,727	186,740

Road & Rail - 0.3%
Toll Holdings Limited	43,895	248,647
Total Australia		3,195,016

DENMARK - 0.8%
Beverages - 0.8%
Carlsberg A/S - B Shares	8,271	630,609
Total Denmark		630,609

FRANCE - 8.2%
Commercial Banks - 2.2%
Credit Agricole SA	87,088	1,677,297

Electric Utilities - 1.5%
Electricite de France	16,278	1,177,115

Electronic Equipment & Instruments - 1.4%
Alstom	14,578	1,106,604

Food & Staples Retailing - 1.0%
Carrefour SA	16,421	774,361

Gas Utilities - 1.5%
GDF Suez	22,617	1,176,676

Road & Rail - 0.6%
Groupe Eurotunnel SA (a)	25,842	308,807
Groupe Eurotunnel SA (a)	14,709	175,770
		484,577
Total France		6,396,630

GERMANY - 10.5%
Automotive - 1.8%
Daimler AG	27,694	1,398,391

Chemicals - 3.0%
Bayer AG	32,272	2,368,979

Electric Utilities - 2.1%
E.ON AG	31,872	1,618,762

Insurance - 1.9%
Allianz SE	10,727	1,477,981

Machinery - 0.9%
MAN AG	9,877	671,871

Metals & Mining - 0.8%
ThyssenKrupp AG	21,428	653,752
Total Germany		8,189,736

HONG KONG - 1.3%
Commercial Banks - 0.1%
BOC Hong Kong (Holdings) Limited	33,000	58,996

Diversified Financial Services - 0.1%
Hong Kong Exchanges & Clearing Limited	8,000	94,069

Diversified Operations - 0.2%
Hutchison Whampoa Limited	16,000	122,889

Diversified Telecommunication Services - 0.3%
PCCW Limited	595,000	247,926

Electronic Equipment & Instruments - 0.2%
Kingboard Chemical Holdings Limited	32,000	109,264

Real Estate - 0.1%
Cheung Kong (Holdings) Limited	9,000	101,957

Specialty Retail - 0.3%
Esprit Holdings Limited	39,500	244,843
Total Hong Kong		979,944

JAPAN - 23.8%
Auto Components - 0.3%
TOYODA GOSEI CO., LTD.	15,200	258,258

Automobiles - 0.4%
HONDA MOTOR CO., LTD.	9,100	276,028

Automotive - 1.5%
NISSAN MOTOR CO., LTD.	45,400	306,985
Toyota Motor Corporation	20,600	880,700
		1,187,685
Beverages - 0.7%
ASAHI BREWERIES, LTD.	14,900	261,145
Kirin Holdings Company, Limited	22,000	289,059
		550,204
Chemicals - 0.2%
TOSOH CORPORATION	60,000	177,051

Commercial Banks - 2.5%
Mitsubishi UFJ Financial Group, Inc.	72,600	633,090
Mizuho Financial Group, Inc.	123	537,897
Sumitomo Mitsui Financial Group, Inc.	121	758,630
		1,929,617
Electric Utilities - 0.6%
The Tokyo Electric Power Company	17,900	440,419

Electronic Equipment & Instruments - 1.5%
FANUC LTD.	5,100	383,682
HOYA	24,100	478,091
Sumitomo Electric Industries, Ltd.	25,400	276,458
		1,138,231
Food & Staples Retailing - 0.5%
Seven & I Holdings Co., Ltd.	12,300	353,378

Food Products - 1.0%
Ajinomoto Co., Inc.	54,000	514,716
HOKUTO CORPORATION	12,100	271,186
		785,902
Gas Utilities - 0.8%
TOKYO GAS CO., LTD.	153,000	638,387

Health Care Equipment & Supplies - 0.6%
NIHON KOHDEN CORPORATION	24,600	460,682

Hotels, Restaurants & Leisure - 0.5%
DOUTOR NICHIRES Holdings Co., Ltd	25,500	382,956

Household Durables - 1.2%
Makita Corporation	19,000	389,224
Matsushita Electric Industrial Co., Ltd.	31,000	534,425
		923,649
Household Products - 0.5%
UNICHARM CORPORATION	5,000	383,812

Insurance - 0.3%
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,300	248,619

Internet Software & Services - 0.6%
Yahoo Japan Corporation	1,473	482,212

Investment Bank & Brokerage - 0.2%
Nomura Holdings, Inc.	15,100	197,052

Media - 0.0%
Jupiter Telecommunications Co., Ltd.	21	14,928

Metals & Mining - 0.6%
Hitachi Metals Ltd.	23,000	274,898
Sumitomo Metal Industries, Ltd.	70,000	217,010
		491,908
Office Electronics - 0.3%
CANON INC.	6,600	250,212

Personal Products - 0.4%
KOSE Corporation	9,900	275,481

Pharmaceuticals - 1.4%
Shionogi & Co., Ltd.	53,000	1,073,483

Real Estate - 0.6%
Mitsubishi Estate Company Ltd.	12,000	236,462
NTT URBAN DEVELOPMENT CORPORATION	173	210,367
		446,829
Road & Rail - 1.3%
Central Japan Railway Company	63	594,060
West Japan Railway Company	95	406,835
		1,000,895
Semiconductor & Semiconductor Equipment - 0.8%
NEC Electronics Corporation (a)	7,700	160,878
SHINKO ELECTRIC INDUSTRIES CO., LTD.	26,600	251,776
Tokyo Electron Limited	4,800	217,206
		629,860
Software - 1.3%
CAPCOM CO., LTD.	6,700	191,928
Nintendo Co., Ltd.	1,074	455,563
Trend Micro Incorporated	9,500	360,071
		1,007,562
Specialty Retail - 1.1%
YAMADA DENKI CO., LTD.	11,780	892,911

Trading Companies & Distributors - 0.7%
Marubeni Corporation	42,000	190,385
Mitsubishi Corporation	16,800	350,421
		540,806
Wireless Telecommunication Services - 1.4%
KDDI CORPORATION	77	436,180
NTT DoCoMo, Inc.	422	675,494
		1,111,674
Total Japan		18,550,691

LUXEMBOURG - 1.2%
Metals & Mining - 1.2%
ArcelorMittal	17,942	908,144
Total Luxembourg		908,144

NETHERLANDS - 2.6%
Oil & Gas Exploration & Production Companies - 2.6%
Royal Dutch Shell plc - A Shares	69,041	2,034,094
Total Netherlands		2,034,094

NORWAY - 3.7%
Chemicals - 0.4%
Yara International ASA	8,520	303,226

Oil & Gas Exploration & Production Companies - 3.3%
StatoilHydro ASA	109,199	2,594,933
Total Norway		2,898,159

RUSSIAN FEDERATION - 0.8%
Oil & Gas Exploration & Production Companies - 0.8%
Gazprom - ADR	18,950	605,574
Total Russian Federation		605,574

SINGAPORE - 0.8%
Commercial Banks - 0.4%
DBS Group Holdings Limited	28,000	333,683

Industrial Conglomerates - 0.1%
Fraser and Neave Limited	31,000	77,755

Machinery - 0.1%
SembCorp Marine Limited	47,000	99,921

Real Estate - 0.2%
Capitaland Limited	53,000	115,528
Total Singapore		626,887

SPAIN - 2.1%
Diversified Telecommunication Services - 2.1%
Telefonica S.A.	68,636	1,631,993
Total Spain		1,631,993

SWITZERLAND - 3.9%
Capital Markets - 1.9%
UBS AG	83,827	1,432,809

Electrical Equipment - 2.0%
ABB Ltd.	81,749	1,584,167
Total Switzerland		3,016,976

UNITED ARAB EMIRATES - 0.1%
Marine - 0.1%
DP World Ltd. (a)	162,661	115,489
Total United Arab Emirates		115,489

UNITED KINGDOM - 26.8%
Commercial Banks - 4.5%
HBOS plc	165,188	374,780
HSBC Holdings plc	35,779	571,403
Royal Bank of Scotland Group plc	520,894	1,680,351
Standard Chartered plc	35,122	864,192
		3,490,726
Diversified Financial Services - 0.9%
Man Group plc	113,753	695,127

Diversified Operations - 2.2%
BHP Billiton plc - Ordinary Shares	16,243	367,969
Rolls-Royce Group plc (a)	219,616	1,329,761
		1,697,730
Food & Staples Retailing - 0.9%
William Morrison Supermarkets plc	158,808	738,518

Household Products - 2.8%
Reckitt Benckiser Group plc	20,557	996,699
Unilever plc	42,947	1,167,759
		2,164,458
Insurance - 1.2%
Prudential plc	98,546	898,537

Metals & Mining - 5.7%
Central African Mining & Exploration Company plc (a)	545,542	136,339
Fresnillo plc	133,454	759,232
Rio Tinto plc - Ordinary Shares	19,799	1,242,565
Xstrata plc	73,637	2,294,857
		4,432,993
Multi-Utilities & Unregulated Power - 1.7%
International Power plc	204,991	1,326,425

Oil & Gas Exploration & Production Companies - 0.9%
Cairn Energy plc (a)	18,243	680,908

Pharmaceuticals - 3.4%
AstraZeneca plc	60,852	2,662,840

Tobacco - 2.6%
Imperial Tobacco Group plc	63,942	2,052,576
Total United Kingdom		20,840,838

TOTAL COMMON STOCKS (Cost $89,376,655)		70,620,780

CORPORATE BONDS - 1.2%
France - 1.2%
Road & Rail - 1.2%
EUROTUNNEL GROUP UK PLC (b)
3.00%, 07/28/2010	$263,000	629,426
Groupe Eurotunnel SA (b)
2.00%, 09/06/2010	219	262,369

TOTAL CORPORATE BONDS (Cost $972,857)		891,795

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Automotive - 1.8%
Porsche AG	12,802	1,419,568

TOTAL PREFERRED STOCKS (Cost $2,244,208)		1,419,568

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
Dreyfus Cash Management Fund - Investor Shares	304,414	304,414

TOTAL SHORT-TERM INVESTMENTS (Cost $304,414)		304,414

Total Investments (Cost $92,898,134) - 94.1%		73,236,557
Other Assets in Excess of Liabilities - 5.9%		4,586,680
TOTAL NET ASSETS - 100.0%		$77,823,237

(a) Non-income producing security.
(b) Deemed illiquid by Adviser.

At September 30, 2008, the securities in the Fund, except for cash equivalents, were adjusted to fair value using IDC factors.

At September 30, 2008, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The contracts combined had net unrealized depreciation of $251,485 as of September 30, 2008. The terms of the open contracts are as follows:

Settlement	Currency to		U.S. $ Value at	Currency to		U.S. $ Value at
Date	be Delivered		September 30, 2008	be Received		September 30, 2008

10/16/2008	1,320,000	EURO	$ 1,861,099	2,268,609	AUD	$ 1,791,703
10/16/2008	3,150,000	EURO	4,441,259	2,520,751	KB	4,486,006
10/16/2008	2,280,000	EURO	3,214,626	3,643,032	SF	3,247,386
10/16/2008	1,570,000	EURO	2,213,580	14,693,630	SK	2,123,806
10/16/2008	259,834,660	JPY	2,449,864	1,620,000	EURO	2,284,076
10/16/2008	447,068,792	JPY	4,215,211	4,174,000	USD	4,174,000
10/16/2008	5,612,248	KB	9,987,726	7,000,000	EURO	9,869,464
10/16/2008	745,000	KB	1,325,825	1,378,526	USD	1,378,526
10/16/2008	12,845,337	NK	2,184,851	1,610,000	EURO	2,269,977
10/16/2008	160,858	SF	143,388	100,000	EURO	140,992
10/16/2008	4,174,000	USD	4,174,000	444,022,816	JPY	4,186,492
10/16/2008	1,327,208	USD	1,327,207	750,000	KB	1,334,723

			$ 37,538,636			$ 37,287,151

AUD	Australian Dollar
EURO	Euro
NK	Norwegian Kroner
JPY	Japanese Yen
KB	British Pound
SF	Swiss Franc
SK	Swedish Krona
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments			$92,898,134
Gross unrealized appreciation			$451,681
Gross unrealized depreciation			(20,113,258)
Net unrealized depreciation			($19,661,577)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial

Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 304,414	$ (251,485)
Level 2 - Other significant observable inputs	72,932,143	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 73,236,557	$ (251,485)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Aquinas Value Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 1.7%
Rockwell Collins, Inc.		12,500	$601,125

Air Freight & Logistics - 1.8%
United Parcel Service, Inc. - Class B		10,000	628,900

Asset Management - 1.4%
Bank of New York Mellon Corporation		15,000	488,700

Beverages - 1.4%
The Coca-Cola Company		5,000	264,400
PepsiCo, Inc.		3,000	213,810
			478,210
Biotechnology - 3.3%
Charles River Laboratories International, Inc. (a)		10,000	555,300
Gilead Sciences, Inc. (a)		12,500	569,750
			1,125,050
Building Products - 1.9%
Masco Corporation		37,500	672,750

Capital Markets - 3.1%
Lazard Ltd - Class A (b)		25,000	1,069,000

Chemicals - 7.0%
Celanese Corporation - Series A		22,500	627,975
E.I. du Pont de Nemours and Company		17,500	705,250
Praxair, Inc.		7,500	538,050
The Valspar Corporation		25,000	557,250
			2,428,525
Commercial Banks - 4.7%
Bank of America Corporation		19,344	677,040
BOK Financial Corporation		10,000	484,100
Wells Fargo & Company		12,500	469,125
			1,630,265
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)		25,000	564,000

Computers & Peripherals - 5.4%
Brocade Communications Systems, Inc. (a)		135,000	785,700
EMC Corporation (a)		50,000	598,000
International Business Machines Corporation		4,020	470,179
			1,853,879
Construction & Engineering - 0.6%
Chicago Bridge & Iron Company N.V. - NY Shares (b)		10,000	192,400

Consumer Finance - 1.3%
American Express Company		12,500	442,875

Distributors - 1.6%
WESCO International, Inc. (a)		17,500	563,150

Diversified Financial Services - 3.4%
JPMorgan Chase & Co.		25,000	1,167,500

Diversified Telecommunication Services - 2.6%
AT&T Inc.		12,500	349,000
Verizon Communications Inc.		17,500	561,575
			910,575
Electrical Equipment - 1.5%
Baldor Electric Company		17,500	504,175

Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)		12,500	370,750

Energy Equipment & Services - 2.3%
Nabors Industries Ltd. (a) (b)		18,200	453,544
Noble Corporation (b)		8,000	351,200
			804,744
Food & Staples Retailing - 1.5%
CVS Caremark Corporation		15,000	504,900

Health Care Equipment & Supplies - 10.2%
DENTSPLY International Inc.		17,500	656,950
Haemonetics Corporation (a)		12,500	771,500
Medtronic, Inc.		15,000	751,500
ResMed Inc. (a)		15,000	645,000
Thermo Fisher Scientific, Inc. (a)		12,500	687,500
			3,512,450
Household Durables - 3.6%
Jarden Corporation (a)		25,000	586,250
Whirlpool Corporation		8,500	673,965
			1,260,215
Household Products - 1.1%
Colgate-Palmolive Company		5,000	376,750

Insurance - 4.1%
HCC Insurance Holdings, Inc.		25,000	675,000
Lincoln National Corporation		17,500	749,175
			1,424,175
IT Services - 1.7%
Accenture Ltd. - Class A (b)		15,000	570,000

Media - 2.1%
CBS Corporation - Class B		50,000	729,000

Metals & Mining - 1.3%
Peabody Energy Corporation		10,000	450,000

Multiline Retail - 3.4%
J.C. Penney Company, Inc.		15,000	500,100
Kohl's Corporation (a)		15,000	691,200
			1,191,300
Multi-Utilities & Unregulated Power - 1.3%
Duke Energy Corporation		25,000	435,750

Oil & Gas Exploration & Production Companies - 7.2%
Cabot Oil & Gas Corporation		12,000	433,680
ConocoPhillips		8,000	586,000
Exxon Mobil Corporation		5,000	388,300
Range Resources Corporation		12,300	527,301
XTO Energy, Inc.		12,100	562,892
			2,498,173
Personal Products - 1.4%
Avon Products, Inc.		12,000	498,840

Road & Rail - 1.9%
Burlington Northern Santa Fe Corporation		7,000	647,010

Software - 2.9%
Citrix Systems, Inc. (a)		22,500	568,350
Nuance Communications, Inc. (a)		35,000	426,650
			995,000
Specialty Retail - 5.2%
Collective Brands, Inc. (a)		20,000	366,200
Foot Locker, Inc.		40,000	646,400
The Home Depot, Inc.		14,100	365,049
PETsMART, Inc.		17,500	432,425
			1,810,074
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corporation		13,200	500,412

TOTAL COMMON STOCKS (Cost $33,435,088)			33,900,622

SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Federated Government Obligations Fund - Institutional Shares		726,128	726,128

TOTAL SHORT-TERM INVESTMENTS (Cost $726,128)			726,128

Total Investments (Cost $34,161,216) - 100.2%			34,626,750
Other Assets in Excess of Liabilities - (0.2)%			(58,569)
TOTAL NET ASSETS - 100.0%			$34,568,181

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$34,161,216
Gross unrealized appreciation	$3,093,430
Gross unrealized depreciation	(2,627,896)
Net unrealized appreciation	$465,534

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 34,626,750	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 34,626,750	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Aquinas Growth Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 89.8%
Aerospace & Defense - 2.0%
Rockwell Collins, Inc.		15,000	$721,350

Air Freight & Logistics - 1.1%
FedEx Corp.		5,000	395,200

Beverages - 5.3%
Fomento Economico Mexicano, S.A.B. de C.V. - ADR (b)		21,000	800,940
PepsiCo, Inc.		15,000	1,069,050
			1,869,990
Biotechnology - 3.5%
Charles River Laboratories International, Inc. (a)		10,000	555,300
Gilead Sciences, Inc. (a)		15,000	683,700
			1,239,000
Capital Markets - 1.1%
Lazard Ltd - Class A (b)		9,000	384,840

Chemicals - 1.5%
FMC Corporation		10,000	513,900

Commercial Banks - 4.0%
Bank of America Corporation		12,000	420,000
Cullen/Frost Bankers, Inc.		9,000	540,000
Wells Fargo & Company		12,000	450,360
			1,410,360
Commercial Services & Supplies - 2.7%
Copart, Inc. (a)		10,000	380,000
ITT Educational Services, Inc. (a)		7,000	566,370
			946,370
Communications Equipment - 2.0%
Harris Corporation		15,000	693,000

Computers & Peripherals - 5.6%
Apple Inc. (a)		3,000	340,980
EMC Corporation (a)		20,000	239,200
Hewlett-Packard Company		20,000	924,800
International Business Machines Corporation		4,000	467,840
			1,972,820
Diversified Financial Services - 1.7%
Visa Inc. - Class A		10,000	613,900

Electric Utilities - 1.6%
Allegheny Energy, Inc.		15,000	551,550

Electrical Equipment - 2.3%
Emerson Electric Co.		20,000	815,800

Electronic Equipment & Instruments - 3.8%
Agilent Technologies, Inc. (a)		20,000	593,200
Itron, Inc. (a)		4,000	354,120
Trimble Navigation Limited (a)		15,000	387,900
			1,335,220
Energy Equipment & Services - 1.5%
CARBO Ceramics Inc.		10,000	516,100

Food & Staples Retailing - 3.3%
Costco Wholesale Corporation		6,000	389,580
Walgreen Company		25,000	774,000
			1,163,580
Health Care Equipment & Supplies - 11.3%
Alcon, Inc. (b)		4,000	646,040
DENTSPLY International Inc.		30,000	1,126,200
Haemonetics Corporation (a)		10,000	617,200
Thermo Fisher Scientific, Inc. (a)		20,000	1,100,000
Zimmer Holdings, Inc. (a)		8,000	516,480
			4,005,920
Hotels, Restaurants & Leisure - 0.9%
Yum! Brands, Inc.		10,000	326,100

Household Products - 4.8%
Colgate-Palmolive Company		8,000	602,800
Energizer Holdings, Inc. (a)		5,000	402,750
The Procter & Gamble Company		10,000	696,900
			1,702,450
Internet Software & Services - 1.7%
Google Inc. - Class A (a)		1,500	600,780

Machinery - 1.0%
Franklin Electric Co., Inc.		8,000	356,400

Media - 1.6%
Grupo Televisa S.A. - ADR (b)		26,000	568,620

Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.		10,000	379,700

Multiline Retail - 0.9%
Family Dollar Stores, Inc.		14,000	331,800

Oil & Gas Exploration & Production Companies - 8.1%
Devon Energy Corporation		15,000	1,368,000
Quicksilver Resources Inc. (a)		20,000	392,600
Range Resources Corporation		15,000	643,050
XTO Energy, Inc.		10,000	465,200
			2,868,850
Personal Products - 2.3%
Avon Products, Inc.		20,000	831,400

Pharmaceuticals - 2.8%
Abbott Laboratories		17,000	978,860

Road & Rail - 2.6%
Burlington Northern Santa Fe Corporation		10,000	924,300

Software - 4.9%
Activision Blizzard, Inc. (a)		30,000	462,900
Autodesk, Inc. (a)		15,000	503,250
Citrix Systems, Inc. (a)		20,000	505,200
Microsoft Corporation		10,000	266,900
			1,738,250
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B		6,000	401,400

Trading Companies & Distributors - 1.7%
Fastenal Company		12,000	592,680

TOTAL COMMON STOCKS (Cost $30,394,418)			31,750,490

SHORT-TERM INVESTMENTS - 10.5%
Money Market Funds - 10.5%
The AIM STIT - Treasury Portfolio - Institutional Shares		800,476	800,476
Dreyfus Government Cash Management Fund - Institutional Shares		710,823	710,823
Federated Government Obligations Fund - Institutional Shares		507,755	507,755
Federated Treasury Obligations Fund - Institutional Shares		890,074	890,074
SEI Daily Income Trust Government Fund		800,250	800,250

TOTAL SHORT-TERM INVESTMENTS (Cost $3,709,378)			3,709,378

Total Investments (Cost $34,103,796) - 100.3%			35,459,868
Liabilities in Excess of Other Assets - (0.3)%			(114,161)
TOTAL NET ASSETS - 100.0%			$35,345,707

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$34,103,796
Gross unrealized appreciation	$3,221,238
Gross unrealized depreciation	(1,865,166)
Net unrealized appreciation	$1,356,072

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 35,459,868	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 35,459,868	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Aquinas Small Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Shares	Value
COMMON STOCKS - 89.8%
Aerospace & Defense - 0.9%
Hexcel Corporation (a)		3,250	$44,493

Air Freight & Logistics - 2.0%
Forward Air Corporation		1,900	51,737
Pacer International, Inc.		2,950	48,587
			100,324
Auto Components - 0.9%
LKQ Corporation (a)		2,800	47,516

Capital Markets - 3.0%
FCStone Group Inc. (a)		1,800	32,382
Investment Technology Group, Inc. (a)		1,400	42,602
Lazard Ltd - Class A (b)		1,750	74,830
			149,814
Chemicals - 3.4%
Cabot Corporation		1,800	57,204
Calgon Carbon Corporation (a)		3,350	68,206
Hercules Incorporated		2,350	46,506
			171,916
Commercial Banks - 3.9%
Glacier Bancorp, Inc.		2,150	53,255
PrivateBancorp, Inc.		1,850	77,071
Prosperity Bancshares, Inc.		2,050	69,680
			200,006
Commercial Services & Supplies - 4.8%
Coinstar, Inc. (a)		1,900	60,800
The Geo Group Inc. (a)		2,400	48,504
Premiere Global Services, Inc. (a)		4,550	63,973
Waste Connections, Inc. (a)		2,100	72,030
			245,307
Computers & Peripherals - 0.9%
Brocade Communications Systems, Inc. (a)		7,400	43,068

Consumer Finance - 1.8%
Cash America International, Inc.		1,550	55,862
First Cash Financial Services, Inc. (a)		2,300	34,500
			90,362
Containers & Packaging - 1.5%
Silgan Holdings Inc.		1,450	74,081

Distributors - 1.9%
The Andersons, Inc.		1,150	40,503
WESCO International, Inc. (a)		1,750	56,315
			96,818
Diversified Consumer Services - 2.0%
Capella Education Company (a)		1,000	42,860
K12 Inc. (a)		2,150	56,975
			99,835
Diversified Manufacturing - 0.9%
Raven Industries, Inc.		1,200	47,220

Electric Utilities - 1.2%
Otter Tail Corporation		2,000	61,460

Electrical Equipment - 1.1%
Baldor Electric Company		1,900	54,739

Electronic Equipment & Instruments - 5.5%
Axsys Technologies, Inc. (a)		1,150	67,781
IPG Photonics Corporation (a)		2,150	41,946
MTS Systems Corporation		1,700	71,570
National Instruments Corporation		1,950	58,598
Rofin-Sinar Technologies, Inc. (a)		1,200	36,732
			276,627
Energy Equipment & Services - 3.2%
Core Laboratories N.V. (b)		450	45,594
Dril-Quip, Inc. (a)		950	41,220
Superior Well Services, Inc. (a)		1,800	45,558
Willbros Group, Inc. (a) (b)		1,100	29,150
			161,522
Food Products - 2.0%
Chiquita Brands International, Inc. (a)		3,550	56,125
Darling International Inc. (a)		4,100	45,551
			101,676
Health Care Equipment & Supplies - 4.0%
Haemonetics Corporation (a)		1,200	74,064
Meridian Bioscience, Inc.		950	27,588
RTI Biologics, Inc. (a)		2,950	27,583
Wright Medical Group, Inc. (a)		2,400	73,056
			202,291
Health Care Providers & Services - 4.9%
inVentiv Health Inc. (a)		2,400	42,384
MWI Veterinary Supply, Inc. (a)		1,750	68,758
PAREXEL International Corporation (a)		2,300	65,918
PSS World Medical, Inc. (a)		3,650	71,175
			248,235
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corporation		3,650	34,164
Sonic Corp. (a)		3,650	53,180
			87,344
Household Durables - 2.5%
Jarden Corporation (a)		2,650	62,143
Tempur-Pedic International Inc.		5,350	62,916
			125,059
Insurance - 1.4%
Argo Group International Holdings, Ltd. (a) (b)		1,874	69,057

IT Services - 2.3%
ManTech International Corporation - Class A (a)		900	53,361
SRA International, Inc. - Class A (a)		2,850	64,496
			117,857
Machinery - 5.2%
CIRCOR International, Inc.		1,500	65,145
CLARCOR Inc.		1,600	60,720
Franklin Electric Co., Inc.		1,650	73,507
Kaydon Corporation		1,400	63,084
			262,456
Marine - 1.4%
Excel Maritime Carriers Ltd. - Class A (b)		1,484	22,379
Kirby Corporation (a)		1,250	47,425
			69,804
Multiline Retail - 0.6%
Conn's, Inc. (a)		1,750	32,742

Oil & Gas Drilling - 1.1%
Atwood Oceanics, Inc. (a)		1,500	54,600

Oil & Gas Exploration & Production Companies - 2.7%
Carrizo Oil & Gas, Inc. (a)		1,250	45,337
EXCO Resources, Inc. (a)		1,650	26,928
Parallel Petroleum Corporation (a)		100	942
PetroQuest Energy, Inc. (a)		4,100	62,935
			136,142
Real Estate Investment Trusts - 2.5%
LaSalle Hotel Properties		2,150	50,138
Potlatch Corporation		1,678	77,842
			127,980
Road & Rail - 2.0%
Con-way Inc.		1,100	48,521
Landstar System, Inc.		1,250	55,075
			103,596
Semiconductor & Semiconductor Equipment - 0.8%
FormFactor Inc. (a)		2,300	40,066

Software - 6.8%
Blackboard Inc. (a)		1,600	64,464
F5 Networks, Inc. (a)		1,750	40,915
i2 Technologies, Inc. (a)		2,000	26,980
Lawson Software, Inc. (a)		6,600	46,200
Nuance Communications, Inc. (a)		3,650	44,493
TIBCO Software Inc. (a)		7,050	51,606
Wind River Systems, Inc. (a)		6,950	69,500
			344,158
Specialty Retail - 6.2%
Barnes & Noble, Inc.		1,650	43,032
Foot Locker, Inc.		4,700	75,952
Jos. A. Bank Clothiers, Inc. (a)		1,800	60,480
Rent-A-Center, Inc. (a)		2,900	64,612
Tractor Supply Company (a)		900	37,845
Ulta Salon, Cosmetics & Fragrance, Inc. (a)		2,550	33,864
			315,785
Textiles, Apparel & Luxury Goods - 2.1%
Phillips-Van Heusen Corporation		1,700	64,447
Under Armour, Inc. - Class A (a)		1,250	39,700
			104,147
Wireless Telecommunication Services - 0.7%
SBA Communications Corporation - Class A (a)		1,450	37,512

TOTAL COMMON STOCKS (Cost $4,789,569)			4,545,615

SHORT-TERM INVESTMENTS - 10.1%
Money Market Funds - 10.1%
The AIM STIT - Treasury Portfolio - Institutional Shares		125,000	125,000
Dreyfus Government Cash Management Fund - Institutional Shares		125,000	125,000
Federated Government Obligations Fund - Institutional Shares		122,790	122,790
Federated Treasury Obligations Fund - Institutional Shares		127,210	127,210
SEI Daily Income Trust Government Fund		12,776	12,776

TOTAL SHORT-TERM INVESTMENTS (Cost $512,776)			512,776

Total Investments (Cost $5,302,345) - 99.9%			5,058,391
Other Assets in Excess of Liabilities - 0.1%			5,860
TOTAL NET ASSETS - 100.0%		711812	$5,064,251

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$5,302,345
Gross unrealized appreciation	$195,973
Gross unrealized depreciation	(439,927)
Net unrealized depreciation	($243,954)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 5,058,391	$ —
Level 2 - Other significant observable inputs	—	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 5,058,391	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

LKCM Aquinas Fixed Income Fund
Schedule of Investments
September 30, 2008 (Unaudited)		Shares or
		Principal
		Amount	Value
CORPORATE BONDS - 72.1%
Aerospace & Defense - 1.7%
United Technologies Corporation
6.35%, 03/01/2011		$150,000	$158,800

Beverages - 4.4%
The Coca-Cola Company:
5.75%, 03/15/2011		75,000	78,585
5.35%, 11/15/2017		150,000	148,553
PepsiCo, Inc.
4.65%, 02/15/2013		175,000	177,790
			404,928
Building Products - 1.1%
Masco Corporation
5.75%, 10/15/2008		100,000	99,983

Chemicals - 2.6%
The Lubrizol Corporation
5.50%, 10/01/2014		250,000	242,739

Commercial Banks - 3.4%
Landesbank Baden-Wuerttemberg (a)
6.35%, 04/01/2012		45,000	49,798
Northern Trust Company
7.10%, 08/01/2009		168,000	169,418
Wells Fargo & Company
5.25%, 10/23/2012		100,000	96,071
			315,287
Commercial Services & Supplies - 1.6%
Pitney Bowes Inc.
4.625%, 10/01/2012		150,000	150,271

Communications Equipment - 4.4%
Cisco Systems, Inc.
5.25%, 02/22/2011		150,000	153,210
Motorola, Inc.
7.625%, 11/15/2010		250,000	252,708
			405,918
Computers & Peripherals - 1.7%
International Business Machines Corporation
4.95%, 03/22/2011		150,000	153,948

Consumer Finance - 2.0%
Western Union Company
5.93%, 10/01/2016		200,000	180,093

Diversified Financial Services - 1.4%
AXA Financial, Inc.
7.75%, 08/01/2010		25,000	25,647
Textron Financial Corporation
6.00%, 11/20/2009		100,000	101,218
			126,865
Diversified Manufacturing - 1.1%
Honeywell International Inc.
4.25%, 03/01/2013		100,000	97,233

Diversified Telecommunication Services - 2.9%
BellSouth Corporation
6.00%, 10/15/2011		100,000	100,269
Verizon Global Funding Corp.:
7.25%, 12/01/2010		10,000	10,411
7.375%, 09/01/2012		150,000	154,973
			265,653
Electrical Equipment - 0.5%
Arrow Electronics, Inc.
9.15%, 10/01/2010		40,000	42,656

Energy Equipment & Services - 2.5%
Baker Hughes Incorporated
6.00%, 02/15/2009		100,000	100,631
Halliburton Company
5.50%, 10/15/2010		40,000	41,192
Weatherford International, Inc.
6.35%, 06/15/2017		100,000	92,703
			234,526
Food & Staples Retailing - 2.2%
Costco Wholesale Corporation
5.30%, 03/15/2012		100,000	102,387
Walgreen Company
4.875%, 08/01/2013		100,000	100,076
			202,463
Food Products - 3.2%
The Hershey Company
4.85%, 08/15/2015		200,000	195,984
McCormick & Company, Incorporated
5.25%, 09/01/2013		100,000	101,072
			297,056
Household Products - 3.8%
Kimberly-Clark Corporation
5.625%, 02/15/2012		100,000	102,193
The Procter & Gamble Company
8.00%, 09/01/2024
Putable 09/01/2014		200,000	243,287
			345,480
Industrial Conglomerates - 1.4%
3M Co.
4.375%, 08/15/2013		125,000	126,443

Investment Bank & Brokerage - 1.7%
Credit Suisse First Boston USA
6.50%, 01/15/2012		45,000	44,438
The Goldman Sachs Group, Inc.:
5.15%, 01/15/2014		30,000	24,666
5.125%, 01/15/2015		100,000	82,651
			151,755
Machinery - 1.1%
Dover Corporation
6.50%, 02/15/2011		100,000	105,533

Media - 1.7%
The Walt Disney Company
6.375%, 03/01/2012		150,000	158,285

Metals & Mining - 1.6%
Alcoa Inc.
6.00%, 01/15/2012		150,000	150,831

Multiline Retail - 3.2%
J.C. Penney Co., Inc.
7.65%, 08/15/2016		200,000	193,131
Target Corporation
6.35%, 01/15/2011		100,000	103,143
			296,274
Oil & Gas Exploration & Production Companies - 14.3%
Amerada Hess Corporation
6.65%, 08/15/2011		100,000	100,063
Apache Corporation
6.25%, 04/15/2012		100,000	103,479
Burlington Resources Finance Company (a)
6.68%, 02/15/2011		100,000	104,168
Conoco Funding Company (a)
6.35%, 10/15/2011		100,000	103,634
EOG Resources, Inc.
6.125%, 10/01/2013		150,000	150,471
Noble Energy, Inc.
5.25%, 04/15/2014		200,000	191,323
Occidental Petroleum Corporation
6.75%, 01/15/2012		100,000	107,876
ONEOK, Inc.
5.20%, 06/15/2015		40,000	34,553
USX Corporation
9.125%, 01/15/2013		200,000	223,469
XTO Energy, Inc.
6.25%, 04/15/2013		200,000	200,345
			1,319,381
Real Estate - 0.7%
Health Care Property Investors, Inc.
6.45%, 06/25/2012		20,000	18,770
Health Care REIT, Inc.
8.00%, 09/12/2012		50,000	49,911
			68,681
Restaurants - 1.1%
McDonald's Corporation
6.00%, 04/15/2011		100,000	104,180

Road & Rail - 1.6%
Burlington Northern Santa Fe Corporation:
6.125%, 03/15/2009		40,000	39,998
6.75%, 07/15/2011		100,000	104,452
			144,450
Software - 1.0%
Oracle Corporation
5.25%, 01/15/2016		100,000	94,287

Specialty Retail - 2.2%
The Home Depot, Inc.
4.625%, 08/15/2010		100,000	97,956
Lowe's Companies, Inc.
8.25%, 06/01/2010		100,000	106,228
			204,184

TOTAL CORPORATE BONDS (Cost $6,799,528)			6,648,183

MUNICIPAL BONDS - 4.1%
Southern California Public Power Authority Power Project
6.93%, 05/15/2017		330,000	373,629

TOTAL MUNICIPAL BONDS (Cost $373,175)			373,629

PREFERRED STOCKS - 1.0%
Investment Bank & Brokerage - 1.0%
The Goldman Sachs Group, Inc.
Callable 10/31/2010		4,750	96,093

TOTAL PREFERRED STOCKS (Cost $118,750)			96,093

U.S. GOVERNMENT & AGENCY ISSUES - 18.0%
Fannie Mae - 1.1%
5.30%, 05/07/2012
Callable 11/07/2008		100,000	100,178

Federal Home Loan Bank - 3.9%
4.625%, 10/10/2012		150,000	153,379
5.50%, 08/13/2014		200,000	210,856
			364,235
Freddie Mac - 1.1%
5.60%, 10/17/2013
Callable 10/17/2008		100,000	100,131

U.S. Treasury Inflation Indexed Bond - 2.6%
1.625%, 01/15/2015		241,914	235,621

U.S. Treasury Notes - 9.3%
4.25%, 09/30/2012		100,000	105,969
4.25%, 11/15/2014		200,000	212,922
4.25%, 08/15/2015		200,000	211,484
5.125%, 05/15/2016		300,000	330,235
			860,610

TOTAL U.S. GOVERNMENT & AGENCY ISSUES (Cost $1,587,238)			1,660,775

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
Dreyfus Government Cash Management Fund - Institutional Shares		57,677	57,677
Federated Government Obligations Fund - Institutional Shares		249,811	249,811

TOTAL SHORT-TERM INVESTMENTS (Cost $307,488)			307,488

Total Investments (Cost $9,186,179) - 98.5%			9,086,168
Other Assets in Excess of Liabilities - 1.5%			138,216
TOTAL NET ASSETS - 100.0%			$9,224,384

(a)	U.S. Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:

Cost of investments	$9,186,179
Gross unrealized appreciation	$103,483
Gross unrealized depreciation	(203,494)
Net unrealized depreciation	($100,011)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 403,581	$ —
Level 2 - Other significant observable inputs	8,682,587	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 9,086,168	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date        12/9/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Luther King, Jr.
 J. Luther King, Jr., President

Date      12/9/2008

By (Signature and Title) /s/ Richard Lenart
 Richard Lenart, Treasurer

Date       12/9/2008